American Century ETF Trust
Summary Prospectus and Prospectus Supplement

American Century® Quality Diversified International ETF
American Century® STOXX® U.S. Quality Growth ETF
American Century® STOXX® U.S. Quality Value ETF

Supplement dated April 21, 2023 ■ Summary Prospectus and Prospectus dated January 1, 2023

Effective April 21, 2023, Paul Jo will no longer be managing the fund. All references to Paul Jo are deleted.

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